SUBSEQUENT EVENTS AFTER BALANCE DATE	6 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS AFTER BALANCE DATE [Abstract]
SUBSEQUENT EVENTS AFTER BALANCE DATE
11.	SUBSEQUENT EVENTS AFTER BALANCE DATE

(a)
On January 11, 2021, the Company announced that it had entered into agreements with Sayona to: (i) acquire 336,207,043 ordinary shares in Sayona for approximately US$3.1 million; (ii) acquire convertible notes in Sayona for approximately US$3.9 million that upon conversion would result in the Company acquiring an additional 423,973,899 ordinary shares in Sayona; (iii) acquire a 25.0% stake in Sayona’s subsidiary, Sayona Quebec, which owns the Authier and Tansim lithium projects in Quebec, for approximately US$5.0 million in cash; and (iv) purchase the greater of 60,000 tonnes per year or 50% of Sayona Quebec’s spodumene concentrate production at market prices on a life-of-mine basis;

(b)
On January 14, 2021, the Company announced the appointment of the following additional senior management: (i) Ms. Malissa Gordon as Manager – Community and Government Relations; (ii) Mr. Jim Nottingham as Senior Project Manager – Concentrate Operations; (iii) Mr. Pratt Ray as Production Manager – Chemical Operations; and (iv) Mr. Brian Risinger as Vice President – Corporate Communications and Investor Relations; and (v) Mr. Bruce Czachor as Vice President and General Counsel;

(c)	On February 8, 2021, the Company announced the appointment of experienced mining company executive, Mr. Todd Hannigan, as a Non-Executive Director of the Company; and

(d)
On March 2, 2021, the Supreme Court of Western Australia approved the despatch of the Company’s Scheme Booklet to shareholders and ordered the convening of a meeting of the Company’s shareholders to consider and, if thought fit, approve the Scheme to facilitate the Company re-domicile from Australia to the United States. The Scheme Booklet was despatched to shareholders on March 5, 2020.

Other than as outlined above, at the date of this report there are no other significant events occurring after balance date requiring disclosure.